CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (8,000)	$ 1,069,908
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses	8,000	(1,190,326)
Accounts payable		367,250
Accrued expenses		66,646
Change in fair value of derivative warrant liabilities		(1,935,000)
Financing costs - derivative warrant liabilities		575,330
Income from investments held in Trust Account		(534)
Changes in operating assets and liabilities:
Net cash used in operating activities	0	(1,046,726)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(325,000,000)
Net cash used in investing activities		(325,000,000)
Net change in cash	0
Cash Flows from Financing Activities:
Proceeds from note payable to related party		81,243
Repayment of note payable to related party		(129,181)
Proceeds received from initial public offering		325,000,000
Proceeds received from private placement		8,500,000
Offering costs paid		(7,020,676)
Net cash provided by financing activities		326,431,386
Net increase in cash		384,660
Cash - beginning of the period	0	0
Cash - end of the period	0	384,660
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable		2,750
Deferred offering costs included in accrued expenses	25,000
Offering costs included in accrued expenses		51,338
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs paid by related party under promissory note		47,938
Deferred underwriting commissions in connection with the initial public offering		11,375,000
Initial value of Class A ordinary shares subject to possible redemption		309,904,680
Change in value of Class A common shares subject to possible redemption		$ (14,605,150)